Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss before allocation to noncontrolling interest	$ (37,903)	$ (12,088)	$ (73,261)	$ (24,405)
Adjustments to reconcile net loss before noncontrolling interest to cash used in operating activities:
Depreciation	1,046	557	2,689	670
Amortization of intangible assets	54	57	224	217
(Gain) loss on remeasurement of warrant liabilities	5,482		(15,766)
Non-cash lease expense	170	100	574	219
Stock-based compensation	2,254	356	3,736	283
Changes in operating assets and liabilities:
Accounts receivable	(470)	942	(220)	(1,568)
Prepaid expenses and other current assets	(6,838)	100	(4,216)	(1,485)
Inventory	(457)	(443)	1,039	(2,236)
Accounts payable and accrued expenses	2,684	1,273	2,091	3,476
Operating lease liabilities	(112)	(94)	(398)	(219)
Deferred revenue	1,333	725	3,572	2,235
Other assets and liabilities	(14,751)	(12)	(159)	6
Net cash used in operating activities	(47,508)	(8,527)	(80,095)	(22,807)
Cash flows from investing activities:
Purchase of property and equipment	(4,660)	(2,728)	(15,080)	(8,123)
BlueWalker 3 satellite - construction in process	(16,907)	(8,695)	(39,712)	(22,258)
Net cash used in investing activities	(21,567)	(11,423)	(54,792)	(30,404)
Cash flows from financing activities:
Direct costs incurred for the Business Combination		(595)	(39,542)	(775)
Proceeds from warrant exercises	33		14
Proceeds from debt	97		49
Net cash provided by financing activities	130	(595)	416,941	69,663
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(482)	(19)	(294)	(173)
Net increase in cash, cash equivalents and restricted cash	(69,427)	(20,564)	281,760	16,279
Cash, cash equivalents and restricted cash, beginning of period	324,537	42,777	42,777	26,498
Cash, cash equivalents and restricted cash, end of period	255,110	22,213	324,537	42,777
Non-cash transactions:
Purchases of construction in process in accounts payable	1,483	3,263	3,265	2,615
Purchases of property and equipment in accounts payable	1,661	362	1,429	794
Right-of-use assets obtained in exchange for operating lease liabilities	$ 191		1,557	734
Purchase of intangible asset				(23)
Proceeds from Business Combination			456,420
Repayment for founder bridge loan				(1,750)
Proceeds from issuance of Series B Preferred Stock				79,833
Issuance costs from issuance of Series B Preferred Stock				(7,745)
Proceeds from promissory note with common shareholder				100
Right-of-use assets obtained in exchange for operating lease liabilities as of January 1, 2020 upon adoption of ASC 842				6,472
Purchases of property and equipment using proceeds from long-term debt			5,000
Interest			13	25
Income taxes, net			$ 186	$ 134